Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Number of operating segments | segment	2	2
Net revenues	$ 55,689,371	¥ 362,331,754	¥ 258,289,947	¥ 181,042,300
Operating income/(loss)	(128,409)	(835,476)	(1,251,653)	(5,357,899)
Total other income/(expense)		956,436	(630,248)	(2,398,073)
Income/(loss) before tax	$ 18,593	120,960	(1,881,901)	(7,755,972)
Operating segments
Net revenues		361,495,215	257,470,460	180,537,851
Operating income/(loss)		2,885,596	1,599,070	(597,186)
Inter-segment
Net revenues		(546,667)	(223,300)	(98,044)
Unallocated items
Net revenues		836,539	819,487	504,449
Operating income/(loss)		(3,721,072)	(2,850,723)	(4,760,713)
JD Mall | Operating segments
Net revenues		356,020,374	254,396,326	178,272,993
Operating income/(loss)		4,956,264	2,269,500	151,589
New businesses | Operating segments
Net revenues		6,021,508	3,297,434	2,362,902
Operating income/(loss)		¥ (2,070,668)	¥ (670,430)	¥ (748,775)